NATURE OF OPERATIONS (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cash and cash equivalents	$ 44,013,742	$ 10,116,324	$ 8,928,717
Working capital	$ 43,000,000